Schedule II - Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2016
Schedule II - Valuation and Qualifying Accounts
Schedule II - Valuation and Qualifying Accounts

Schedule II—Valuation and Qualifying Accounts

VENATOR MATERIALS PLC AND SUBSIDIARIES

(Dollars in millions)

		Additions
	Balance at	Charges	Charged
	beginning	to cost	to other		Balance at
Description	of period	and expenses	accounts	Deductions	end of period
Allowance for doubtful accounts:
Year ended December 31, 2016	$4	$—	$—	$—	$4
Year ended December 31, 2015	4	—	—	—	4
Year ended December 31, 2014	7	—	(3)	—	4